Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	48
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$349,642.29

Principal:
Principal Collections	$6,474,948.78
Prepayments in Full	$2,150,278.52
Liquidation Proceeds	$68,294.28
Recoveries	$53,251.22
Sub Total	$8,746,772.80
Collections	$9,096,415.09

Purchase Amounts:
Purchase Amounts Related to Principal	$264,675.14
Purchase Amounts Related to Interest	$1,410.74
Sub Total	$266,085.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$9,362,500.97

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	48
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$9,362,500.97
Servicing Fee	$75,716.30	$75,716.30	$0.00	$0.00	$9,286,784.67
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$9,286,784.67
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$9,286,784.67
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$9,286,784.67
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$9,286,784.67
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,286,784.67
Interest - Class B Notes	$50,635.52	$50,635.52	$0.00	$0.00	$9,236,149.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,236,149.15
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$9,194,256.48
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,194,256.48
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$9,139,423.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,139,423.15
Regular Principal Payment	$8,796,635.12	$8,796,635.12	$0.00	$0.00	$342,788.03
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$342,788.03
Residual Released to Depositor	$0.00	$342,788.03	$0.00	$0.00	$0.00
Total		$9,362,500.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$8,796,635.12
Total					$8,796,635.12
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$8,796,635.12	$222.81	$50,635.52	$1.28	$8,847,270.64	$224.09
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$8,796,635.12	$6.55	$147,361.52	$0.11	$8,943,996.64	$6.66

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	48

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$36,168,225.47	0.9161151	$27,371,590.35	0.6933027
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$88,808,225.47	0.0661637	$80,011,590.35	0.0596101

Pool Information
Weighted Average APR	4.557%	4.615%
Weighted Average Remaining Term	17.61	16.99
Number of Receivables Outstanding	13,790	12,967
Pool Balance	$90,859,558.10	$81,800,329.98
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$88,808,225.47	$80,011,590.35
Pool Factor	0.0666134	0.0599717

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$1,788,739.63
Targeted Overcollateralization Amount	$1,788,739.63
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$1,788,739.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	48
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		82	$101,031.40
(Recoveries)		104	$53,251.22
Net Loss for Current Collection Period			$47,780.18
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6310%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			1.1341%
Second Preceding Collection Period			0.4641%
Preceding Collection Period			(0.1348)%
Current Collection Period			0.6642%
Four Month Average (Current and Preceding Three Collection Periods)			0.5319%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,059	$9,691,134.83
(Cumulative Recoveries)			$2,146,814.00
Cumulative Net Loss for All Collection Periods			$7,544,320.83
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5531%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,915.62
Average Net Loss for Receivables that have experienced a Realized Loss			$1,491.27

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.97%	257	$2,429,839.92
61-90 Days Delinquent	0.37%	27	$300,005.15
91-120 Days Delinquent	0.13%	10	$104,532.71
Over 120 Days Delinquent	0.75%	44	$616,315.80
Total Delinquent Receivables	4.22%	338	$3,450,693.58

Repossession Inventory:
Repossessed in the Current Collection Period		13	$197,223.59
Total Repossessed Inventory		14	$217,725.90

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4718%
Preceding Collection Period			0.5874%
Current Collection Period			0.6247%
Three Month Average			0.5613%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	48

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer